Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares Trust
Prospectus Date	rr_ProspectusDate	Dec. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2021